Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Service Concession Arrangements [Abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2016, 2017 and 2018:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

Summary of Value of Concessions

The value of the concessions at December 31, 2016, 2017 and 2018 is as follows:

	December 31, 2016		December 31, 2017		December 31, 2018
Mexican airport concessions	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		3,638,641		3,475,128		3,465,882
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		—		—		140,664
Less - accumulated amortization (2)		(5,074,369)		(5,541,118)		(6,015,079)
	Ps.	12,384,923	Ps.	11,754,661	Ps.	11,412,118

(1)	The other airport concession includes translation effect for an amount of Ps. 954,615, Ps. 791,102 and Ps.781,857 as of December 31, 2016, 2017 and 2018, respectively.
(2)	Amortization includes translation effect for an amount of Ps. 32,941, Ps. 7,719 and Ps. 4,315 as of December 2016, 2017 and 2018, respectively.

The amortization charge for the years ended December 31, 2016, 2017 and 2018, amounts to Ps. 464,061, Ps. 466,749 and Ps. 469,646 respectively.